Contract revenues, Tau Vaccine in AD - 2014 Agreement with Janssen Pharmaceuticals (Details) - CHF (SFr) SFr in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Contract revenues [Abstract]
Recognized revenues		SFr 0	SFr 15,431	SFr 110,456
2014 Agreement with Janssen Pharmaceuticals [Member]
Contract revenues [Abstract]
Recognized revenues		SFr 0	1,083	1,173
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member]
Contract revenues [Abstract]
Period to provide notice of termination of agreement		90 days
Cumulative payments received					SFr 25,900
Milestone payment received	SFr 4,900
Up-front consideration received					25,900
Recognized revenues		SFr 0	SFr 1,100	SFr 1,200
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member] | Bottom of Range [Member]
Contract revenues [Abstract]
Total potential collaboration agreement value					SFr 500,000
Total potential collaboration agreement value remaining		SFr 458,000